Statement of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2017	Jan. 31, 2016	Jul. 31, 2016	Jul. 31, 2015
Statement Of Operations
REVENUES
EXPENSES
General and administrative	$ 24,044,771	$ 114,799	$ 24,242,478	$ 159,522	393,415	47,284
Impairment loss on mineral claim				23,500,000	(23,500,000)
TOTAL EXPENSES	24,044,771	114,799	24,242,478	23,659,522	23,893,415	47,284
OTHER EXPENSE
Loss on valuation and revaluation of derivative liability	(787,325)		(734,764)		1,223,529
Amortization of deferred charges	30,550	12,580	91,079	12,580	209,589
Amortization of debt discount	139,563		338,227		157,533
(Gain) Loss on extinguishment of debt		(96,819)	(2,306)	(96,819)	(96,819)	(72,328)
Shares issued for compensation		272,000		272,000	280,000
Conversion benefit from debt				4,391,200
Interest expense	22,472	11,166	46,388	15,619	118,545	14,929
TOTAL OTHER EXPENSES (INCOME)	(594,740)	198,927	(259,070)	4,594,580	1,892,377	(57,399)
NET INCOME (LOSS)	$ (23,450,031)	$ (313,726)	$ (23,983,408)	$ (28,254,102)	$ (25,785,792)	$ 10,115
NET LOSS PER COMMON SHARE
Basic	$ (0.15)	$ (0.01)	$ (0.15)	$ (1.12)	$ (0.29)	$ 0.01
Fully diluted	$ (0.15)	$ .00	$ (0.15)	$ (1.12)	$ (0.17)	$ 0.00
WEIGHTED AVERAGE OUTSTANDING SHARES
Basic	156,844,708	32,525,525	156,844,708	24,948,351	87,971,428	676,575
Fully diluted	157,625,631	88,173,869	157,625,631	88,173,869	153,065,199	151,476,935